Warrants and Unit Purchase Options	8 Months Ended
Dec. 31, 2012
Warrants and Unit Purchase Options [Abstract]
Warrants and Unit Purchase Options [Text Block]
15. Warrants and Unit Purchase Options

On November 25, 2009, the Company sold 3,600,000 Units at an offering price of $10.00 per Unit. Each Unit consisted of one ordinary share, $.001 par value, of the Company and one Redeemable Purchase Warrant (“Warrants”). Each Warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $11.50 commencing upon the completion of the Business Combination, December 16, 2010 and expiring November 18, 2014.

The Company may redeem the Warrants, at a price of $.01 per Warrant upon 30 days notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, management will have the option to require any holder that wishes to exercise his Warrant to do so on a “cashless basis.’' In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (X) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (Y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants sold and issued in the Offering, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed.

The Company agreed to pay the underwriters in the Offering an underwriting discount of 7.0% of the gross proceeds of the Offering. However, the underwriters had agreed that 4.0% of the underwriting discounts would not be payable unless and until the Company completed a Business Combination and had waived their right to receive such payment upon the Company's liquidation if it was unable to complete a Business Combination. The underwriters subsequently agreed to waive their deferred discounts upon consummation of the Business Combination with Plastec described above. The Company also issued a unit purchase option, for $100, to Cohen & Company Securities, LLC (“Cohen Securities”), the representative of the underwriters in the Offering, and its designees to purchase 360,000 Units (10% of the total number of units sold in the Offering) at an exercise price of $15.00 per Unit (150% of the public offering price). The Units issuable upon exercise of this option are identical to the Units sold in the Offering. This option became exercisable on December 16, 2010 expires November 18, 2014. The Company accounted for the fair value of the unit purchase option, net of the receipt of the $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders' equity. The Company estimated the fair value of this unit purchase option, as of the date of issuance, was approximately $2.14 per unit using a Black-Scholes option-pricing model.

The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.59% and (3) expected life of 5 years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described above), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of cash.

The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

As of April 30, 2011 and 2012 and December 31, 2012, there were 7,200,000, 4,781,122 and 4,781,122 warrants outstanding. Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of US$11.50 commencing upon the consummation of the Merger, that is December 16, 2010 and expiring November 18, 2014. Among the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of US$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least US$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. No warrant was exercised before the end of the reporting period. At the close of business of March 16, 2012, 2,418,878 out of 7,200,000 warrants then outstanding held in escrow on account of our initial shareholders were automatically repurchased and cancelled pursuant to Amendment No. 2 to the Stock Escrow Agreement dated as of December 16, 2011.

Unit Purchase Options (“UPOs”) were granted to Cohen & Company Securities, LLC and its designees to purchase 360,000 units at an exercise price of US$15.00 per unit. Each unit issuable upon exercise of the UPOs consists of one ordinary share and one warrant. The UPOs became exercisable on December 16, 2010 expiring on November 18, 2014. The UPOs may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the UPOs to exercise the unit purchase option without the payment of cash. No UPOs were converted before the end of the reporting period. Amongst, 70,375 UPOs were repurchased on April 23, 2012. Outstanding UPOs as of April 30, 2011 and 2012 were 360,000, 289,625 and 289,625 respectively.

For the years ended April 30, 2010, 2011 and 2012 and 8-month period ended December 31, 2012, potential ordinary shares of 7,200,000, 4,781,122 and 4,781,122 shares related to warrants and 720,000, 579,250 and 579,250 shares related to UPOs, retroactively and respectively are excluded from the computation of diluted net income per share as their exercise prices were higher than the average market price.